Equity Method Investments - Participation in Investments That Are Accounted For Using The Equity Method (Details)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method	50.00%	50.00%	50.00%
Unigas International B V [Member]
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method		33.33%	33.33%
Dan Unity COTwo A S [Member]
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method	50.00%	50.00%	50.00%
Luna Pool Agency Limited [Member]
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method		50.00%	50.00%